Transactions with Related Parties - Summary of Valuation Methodology and the Significant Other Observable Inputs (Detail)	Dec. 31, 2024
Straight Preferred Stock component [Member] | Discounted Cash Flow Model [Member] | Weighted average cost of capital [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	0.13
Embedded Option component [Member] | Black and Scholes [Member] | Weighted average cost of capital [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	0.13
Embedded Option component [Member] | Black and Scholes [Member] | Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	0.78
Embedded Option component [Member] | Black and Scholes [Member] | Risk free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	0.04
Embedded Option component [Member] | Black and Scholes [Member] | Strike price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	3.5
Embedded Option component [Member] | Black and Scholes [Member] | Share price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	2.33
Control Premium Component [Member] | Discounted Cash Flow Model [Member] | Weighted average cost of capital [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	0.13
Control Premium Component [Member] | Discounted Cash Flow Model [Member] | Control premium [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity Securities, FV-NI, Measurement Input	0.12